CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Sales	$ 503,744,922	$ 466,877,569	$ 370,406,840
Cost of sales	174,666,544	146,787,236	125,517,021
Gross profit	329,078,378	320,090,333	244,889,819
Operating expenses
Selling expenses	80,319,448	95,575,830	34,843,935
General and administrative expenses	73,376,457	68,817,340	67,683,667
Research and development expenses	11,734,590	9,524,412	6,503,712
Income from operations	163,647,883	146,172,751	135,858,505
Other income (expenses)
Equity in income of an equity method investee	1,587,067	2,368,995	3,509,071
Interest income	21,322,239	13,706,750	7,623,624
Interest expense	(557,597)	(338,136)	(583,432)
Other income, net	5,494,119	4,092,935	0
Total other income, net	27,845,828	19,830,544	10,549,263
Income before income tax expense	191,493,711	166,003,295	146,407,768
Income tax expense	28,098,525	18,036,180	64,171,809
Net income	163,395,186	147,967,115	82,235,959
Less: Net income attributable to noncontrolling interest	24,587,438	19,910,813	14,292,924
Net income attributable to China Biologic Products Holdings, Inc.	$ 138,807,748	$ 128,056,302	$ 67,943,035
Earnings per share of ordinary share:
Basic	$ 3.55	$ 3.54	$ 2.40
Diluted	$ 3.53	$ 3.53	$ 2.38
Weighted average shares used in computation:
Basic	38,657,553	35,304,294	27,361,561
Diluted	38,897,964	35,432,959	27,605,623
Net income	$ 163,395,186	$ 147,967,115	$ 82,235,959
Other comprehensive (losses)/income:
Other comprehensive income	(20,376,586)	(60,783,829)	36,861,394
Comprehensive income	143,018,600	87,183,286	119,097,353
Less: Comprehensive income attributable to noncontrolling interest	21,694,640	12,794,989	17,876,743
Comprehensive income attributable to China Biologic Products Holdings, Inc.	$ 121,323,960	$ 74,388,297	$ 101,220,610